Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - AOCI Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 21, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable To Noncontrolling Interest, Other	$ (9,300)	$ (9,300)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,812,403		$ 1,661,273	$ 1,592,325	$ 1,592,325
Beginning balance, attributable to parent	1,814,768
Other comprehensive income (loss) before reclassifications, net of tax	(18,534)
Other comprehensive income (loss), before tax	6,628		1,208	3,553
Other comprehensive income (loss), tax	(2,314)		(871)	(1,288)
Total other comprehensive income, net of tax	4,314		337	2,265
Accumulated Other Comprehensive Income, Reclassification Of Excess Deferred Taxes	(9,300)
Ending balance, attributable to parent	2,252,042	2,252,042	1,814,768
Ending balance	$ 2,251,590	$ 2,251,590	$ 1,812,403	$ 1,661,273
Effective income tax rate	25.30%	24.00%	25.10%	33.90%	38.00%
Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	$ (61,520)
Beginning balance, tax	22,293
Beginning balance	(39,227)
Other comprehensive income (loss) before reclassifications, before tax	(20,426)
Other comprehensive income (loss) before reclassifications, tax	4,902
Other comprehensive income (loss) before reclassifications, net of tax	(15,524)
Other comprehensive income (loss), before tax	6,293		$ (3,907)	$ 47
Other comprehensive income (loss), tax	(1,510)		400	(18)
Total other comprehensive income, net of tax	4,783		(3,507)	29
Ending balance, before tax	(55,227)	$ (55,227)	(61,520)
Ending balance, tax	20,783	20,783	22,293
Ending balance	(34,444)	(34,444)	(39,227)
Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	1,335		1,335	1,335
Reclassification from AOCI, tax	(320)		(507)	(507)
Reclassification from AOCI, net of tax	1,015		828	828
Other comprehensive income (loss), before tax	1,335
Other comprehensive income (loss), tax	(320)
Total other comprehensive income, net of tax	1,015
Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, before tax	(20,426)		(43,027)	(22,770)
Other comprehensive income (loss) before reclassifications, tax	4,902		10,326	8,652
Other comprehensive income (loss) before reclassifications, net of tax	(15,524)		(32,701)	(14,118)
Reclassification from AOCI, before Tax	33,617		25,445	27,066
Reclassification from AOCI, tax	(8,068)		(9,669)	(10,285)
Reclassification from AOCI, net of tax	25,549		15,776	16,781
Other comprehensive income (loss), before tax	33,617
Other comprehensive income (loss), tax	(8,068)
Total other comprehensive income, net of tax	25,549
Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	(8,233)		12,340	(5,584)
Reclassification from AOCI, tax	1,976		250	2,122
Reclassification from AOCI, net of tax	(6,257)		12,590	(3,462)
Other comprehensive income (loss), before tax	(8,233)
Other comprehensive income (loss), tax	1,976
Total other comprehensive income, net of tax	(6,257)
FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(12,655)
Beginning balance, tax	4,809
Beginning balance	(7,846)
Reclassification from AOCI, before Tax	3,345		3,344	3,345
Reclassification from AOCI, tax	(804)		(1,271)	(1,270)
Reclassification from AOCI, net of tax	2,541		2,073	2,075
Other comprehensive income (loss), before tax	3,345		3,344	3,345
Other comprehensive income (loss), tax	(804)		(1,271)	(1,270)
Total other comprehensive income, net of tax	2,541		2,073	2,075
Ending balance, before tax	(9,310)	(9,310)	(12,655)
Ending balance, tax	4,005	4,005	4,809
Ending balance	(5,305)	(5,305)	(7,846)
Foreign Currency Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(609)
Beginning balance	(609)
Other comprehensive income (loss) before reclassifications, before tax	(3,010)
Other comprehensive income (loss) before reclassifications, net of tax	(3,010)
Ending balance, before tax	(3,619)	(3,619)	(609)
Ending balance	(3,619)	(3,619)	(609)
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, net of tax	4,314
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(47,682)		(48,008)	(50,268)	$ (50,268)
Ending balance	(52,668)	(52,668)	(47,682)	(48,008)
Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable To Noncontrolling Interest, Other	(9,300)	(9,300)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,609,999		1,667,880	1,593,186	$ 1,593,186
Beginning balance, attributable to parent	1,609,999
Other comprehensive income (loss) before reclassifications, net of tax	(15,524)
Other comprehensive income (loss), before tax	9,638		(563)	3,392
Other comprehensive income (loss), tax	(2,314)		(871)	(1,288)
Total other comprehensive income, net of tax	7,324		(1,434)	2,104
Accumulated Other Comprehensive Income, Reclassification Of Excess Deferred Taxes	(9,300)
Ending balance, attributable to parent	1,782,460	1,782,460	1,609,999
Ending balance	$ 1,782,460	$ 1,782,460	$ 1,609,999	$ 1,667,880
Effective income tax rate	24.10%	24.00%	28.70%	32.90%	38.00%
Southwest Gas Corporation | Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	$ (61,520)
Beginning balance, attributable to parent, tax	22,293
Beginning balance, attributable to parent	(39,227)
Other comprehensive income (loss) before reclassifications, before tax	(20,426)
Other comprehensive income (loss) before reclassifications, tax	4,902
Other comprehensive income (loss) before reclassifications, net of tax	(15,524)
Other comprehensive income (loss), before tax	6,293
Other comprehensive income (loss), tax	(1,510)
Total other comprehensive income, net of tax	4,783
Ending balance, attributable to parent, before tax	(55,227)	$ (55,227)	$ (61,520)
Ending balance, attributable to parent, tax	20,783	20,783	22,293
Ending balance, attributable to parent	(34,444)	(34,444)	(39,227)
Southwest Gas Corporation | Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	1,335
Other comprehensive income (loss), tax	(320)
Total other comprehensive income, net of tax	1,015
Southwest Gas Corporation | Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	33,617
Other comprehensive income (loss), tax	(8,068)
Total other comprehensive income, net of tax	25,549
Southwest Gas Corporation | Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	(8,233)
Other comprehensive income (loss), tax	1,976
Total other comprehensive income, net of tax	(6,257)
Southwest Gas Corporation | FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	(12,655)
Beginning balance, attributable to parent, tax	4,809
Beginning balance, attributable to parent	(7,846)
Reclassification from AOCI, before Tax	3,345
Reclassification from AOCI, tax	(804)
Reclassification from AOCI, net of tax	2,541
Other comprehensive income (loss), before tax	3,345
Other comprehensive income (loss), tax	(804)
Total other comprehensive income, net of tax	2,541
Ending balance, attributable to parent, before tax	(9,310)	(9,310)	(12,655)
Ending balance, attributable to parent, tax	4,005	4,005	4,809
Ending balance, attributable to parent	(5,305)	(5,305)	(7,846)
Southwest Gas Corporation | AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(47,073)		(45,639)	$ (47,743)	$ (47,743)
Beginning balance, attributable to parent	(47,073)
Ending balance, attributable to parent	(49,049)	(49,049)	(47,073)
Ending balance	$ (49,049)	$ (49,049)	$ (47,073)	$ (45,639)